Other financial assets - Fair value measurements - key Input (Details) - Derivative financial instruments - Level 3 - Recurring fair value measurement	12 Months Ended
Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Exercise multiple	75
Risk free rate of interest (as a percent)	0.51%
Expected volatility (as a percent)	24.50%
Rate of return (as a percent)	10.00%